Commitments and Contingencies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Loss Contingencies [Line Items]
Percentage of net profit royalty be paid		4.00%
Annual advance payment for mining lease		$ 120,000
Total payments due under the mining lease capped	$ 7,600,000	7,600,000
Total payments made under the mining lease	$ 2,600,000	2,500,000
Transaction bonus plan to be paid		5,800,000
Maximum
Loss Contingencies [Line Items]
Transaction bonus plan to be paid		$ 7,300,000